UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08035
                                                     ---------

                              AFBA 5STAR FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              ALEXANDRIA, VA 22314
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michael E. Houchins
                            909 N. Washington Street
                              ALEXANDRIA, VA 22314
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 703-706-5942
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2006
                                               -------------

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

AFBA 5STAR
BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SHARES                                 COMPANY                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 60.20%
CONSUMER DISCRETIONARY -- 0.89%
                  30,000               Eastman Kodak Co.                                             $    713,400
-----------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.53%
                  10,000               Anheuser-Busch Companies, Inc.                                     455,900
                  10,000               Campbell Soup Co.                                                  371,100
                  10,000               Colgate-Palmolive Co.                                              599,000
                  30,000               ConAgra Foods, Inc.                                                663,300
                  15,000               Costco Wholesale Corp.                                             856,950
                  15,000               General Mills, Inc.                                                774,900
                  10,000               Kellogg Co.                                                        484,300
                   5,000               Kimberly-Clark Corp.                                               308,500
                  10,000               PepsiCo, Inc.                                                      600,400
                  10,000               Sara Lee Corp.                                                     160,200
                  40,000               The Coca-Cola Co.                                                1,720,800
                  15,000               Wrigley, (Wm.) Jr. Co.                                             680,400
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,675,750

ENERGY -- 20.80%
                  25,000               Anadarko Petroleum Corp.                                         1,192,250
                  15,000               Apache Corp.                                                     1,023,750
                  25,000               BP plc (a)                                                       1,740,250
                  35,000               Chevron Corp.                                                    2,172,100
                  45,000               ConocoPhillips                                                   2,948,850
                   1,565               Eagle Geophysical, Inc.*                                            36,777
                  20,000               Exxon Mobil Corp.                                                1,227,000
                  20,000               Frontier Oil Corp.                                                 648,000
                  15,000               Hess Corp.                                                         792,750
                  30,000               Kerr-McGee Corp.                                                 2,080,500
                  25,000               Marathon Oil Corp.                                               2,082,500
                  10,000               Suncor Energy, Inc.                                                810,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                       16,754,827

FINANCIALS -- 11.51%
                  10,000               The Allstate Corp.                                                 547,300
                  30,000               Bank of America Corp.                                            1,443,000
                  20,000               The Chubb Corp.                                                    998,000
                  20,000               Cincinnati Financial Corp.                                         940,200
                  25,000               Citigroup, Inc.                                                  1,206,000
                  20,000               JPMorgan Chase & Co.                                               840,000
                  10,000               Marshall & Ilsley Corp.                                            457,400
                  10,000               Northern Trust Corp.                                               553,000
                  10,000               Regions Financial Corp.                                            331,200
                  20,000               U.S. Bancorp                                                       617,600
                  20,000               Washington Mutual, Inc.                                            911,600
                  10,000               Wilmington Trust Corp.                                             421,800
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,267,100

AFBA 5STAR
BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SHARES OR
FACE AMOUNT                            COMPANY                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 4.64%
                  30,000               Abbott Laboratories                                           $  1,308,300
                  15,000               Baxter International, Inc.                                         551,400
                   5,000               GlaxoSmithKline plc (a)                                            279,000
                  10,000               Johnson & Johnson                                                  599,200
                  10,000               Lilly (Eli), and Co.                                               552,700
                  10,000               Wyeth                                                              444,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,734,700

INDUSTRIALS -- 5.33%
                   5,000              FedEx Corp.                                                         584,300
                  35,000               General Electric Co.                                             1,153,600
                   5,000              Lockheed Martin Corp.                                               358,700
                  10,000               Northrop Grumman Corp.                                             640,600
                  20,000               Pitney Bowes, Inc.                                                 826,000
                  25,000               Southwest Airlines Co.                                             409,250
                   5,000              United Technologies Corp.                                           317,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,289,550

INFORMATION TECHNOLOGY -- 7.25%
                 100,000               Intel Corp.                                                      1,895,000
                  15,000               International Business Machines Corp.                            1,152,300
                 120,000               Microsoft Corp.                                                  2,796,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,843,300
UTILITIES -- 2.25%
                   2,000               Kinder Morgan, Inc.                                                199,780
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                                                    48,478,407
-----------------------------------------------------------------------------------------------------------------
(COST $37,610,978)

CONVERTIBLE PREFERRED STOCKS -- 0.88%
                  29,732               ICO, Inc.,1.6875%, 12/31/49 *                                      706,135


TOTAL CONVERTIBLE PREFERRED STOCKS                                                                        706,135
(COST $444,469)
-----------------------------------------------------------------------------------------------------------------

CORPORATE BONDS - 18.22%
CONSUMER DISCRETIONARY -- 8.18%
 $             1,000,000               Eastman Kodak Co., 7.25% due 11/15/13                              968,083
                 100,000               Fisher Communications, Inc.,
                                       8.625% due 9/15/14                                                 104,000
               1,000,000               FTD Inc. 7.75% 2/15/14                                             990,000
               1,000,000               General Motors Acceptance Corp.,
                                       8.00% due 11/1/31                                                  963,686
                 375,000               Host Marriott LP, 9.25% due 10/1/07                                388,594
               1,500,000               Interface, Inc., 9.50% due 2/1/14                                1,556,250
                 215,000               Mandalay Resort Group, 7.625% due 7/15/13                          213,925
                 200,000               MGM Mirage, Inc., 8.375% due 2/1/11                                206,000
                 692,000               Mikohn Gaming, 11.875% due 8/15/08                                 698,920
                 100,000               Park Place Entertainment, 8.125% due 5/15/11                       105,875
                 350,000               Park Place Entertainment, 8.875% due 9/15/08                       368,375
                  28,000               Wal-Mart Stores, 8.75% due 12/29/06                                 28,048
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,591,756

CONSUMER STAPLES -- 0.91%
                 250,000               Pilgrim's Pride., 9.25% due 11/15/13 (b)                           250,625
                 500,000               Rite Aid Corp., 7.50% due 01/15/15                                 482,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                          733,125

AFBA 5STAR
BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
30-JUN-06

SHARES OR
FACE AMOUNT                            COMPANY                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
ENERGY -- 3.04%
 $               200,000               Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)           $          -
                  50,000               Swift Energy Co., 9.375% due 5/1/12                                 53,000
               2,300,000               United Refining Co., 10.50% due 8/15/12                          2,392,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,445,000

HEALTHCARE -- 2.05%
                 100,000               Inverness Medical Innovations, 8.75% due 2/15/12                    97,500
               1,500,000               Warner Chilcott Corp., 8.75% due 2/01/15                         1,552,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,650,000

INDUSTRIALS -- 1.27%
               1,000,000               Greenbrier Companies Inc., 8.375% due 5/15/15                    1,026,250
                 800,000               Iron Mountain, Inc.,8.625% due 4/1/13                              804,000
                 200,000               Williams Communications Group, Inc.,
                                       10.875% due 10/1/09 (c) (d)                                              -
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,830,250

MATERIALS -- 2.77%
               1,300,000               Chaparral Steel Co., 10.00% due 7/15/13                          1,423,500
                  25,000               Kaiser Aluminum & Chemical, 12.75% due 2/1/03  (c)                   3,125
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,426,625

TOTAL CORPORATE BONDS                                                                                  14,676,756
-----------------------------------------------------------------------------------------------------------------
(COST $14,222,506)

CONVERTIBLE CORPORATE BONDS - 9.47%
CONSUMER DISCRETIONARY --5.10%
               2,100,000               Lions Gate Entertainment, 2.9375 % due 10/15/24                  1,960,875
               1,000,000               Lions Gate Entertainment, 3.625 % due 03/15/25                     855,000
                 500,000               Lions Gate Entertainment, 4.875 % due 12/15/10                     816,250
                 500,000               Magna Entertainment Corp., 7.25% due 12/15/09                      480,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,112,125

ENERGY -- 0.00%
                   2,000               Moran Energy, Inc., 8.75% due 1/15/08                                1,970
-----------------------------------------------------------------------------------------------------------------


HEALTHCARE -- 2.55%
               1,300,000               Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11                   2,058,875
-----------------------------------------------------------------------------------------------------------------


INDUSTRIALS -- 1.82%
               1,500,000               JetBlue Airways Corp., 3.75% due 3/15/35                         1,466,250
-----------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                                                       7,639,220
-----------------------------------------------------------------------------------------------------------------
(COST $6,787,545)

AFBA 5STAR
BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SHARES                                 COMPANY                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT - 11.13%
               8,967,060               PNC Bank Money Market                                            8,967,060
-----------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                              8,967,060
-----------------------------------------------------------------------------------------------------------------
(COST $8,967,060)

TOTAL INVESTMENTS -  99.90%                                                                            80,467,578
-----------------------------------------------------------------------------------------------------------------
(COST $68,032,558)

Other assets in excess of liabilities -- 0.10%                                                             81,747
                                                                                                     ------------
TOTAL NET ASSETS - 100.00%                                                                           $ 80,549,325
                                                                                                     ============


(A) - AMERICAN DEPOSITORY RECEIPT.
(B) - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS
      EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) - SECURITY IN DEFAULT.
(D) - SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADAPTED BY THE BOARD OF DIRECTORS.
(E) - PAYMENT-IN-KIND
(F) - STEP-UP BOND
 *  - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
HIGH YIELD FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2006

SHARES OR
FACE AMOUNT                  COMPANY                                                                    MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.14%
ENERGY - 0.14%
                 1,370       Eagle Geophysical, Inc.*                                                   $     32,195
--------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                                                           32,195
--------------------------------------------------------------------------------------------------------------------
(COST $0)

CONVERTIBLE PREFERRED STOCKS - 4.55%
FINANCIALS - 2.89%
                13,350       Boston Private Financial Corp., 4.875%, 10/01/34                                660,825
--------------------------------------------------------------------------------------------------------------------

MATERIALS - 1.66%
                16,000       ICO, Inc., 1.6875%, 12/31/49*                                                   380,000
--------------------------------------------------------------------------------------------------------------------


TOTAL CONVERTIBLE PREFERRED STOCKS                                                                         1,040,825
--------------------------------------------------------------------------------------------------------------------
(COST $917,309)

PREFERRED STOCKS - 0.00%
CONSUMER DISCRETIONARY - 0.00%
                   550       Adelphia Communications Corp., 13.00%, 7/15/09*                                     275
--------------------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS                                                                                           275
--------------------------------------------------------------------------------------------------------------------
(COST $50,888)


CORPORATE BONDS - 64.47%
CONSUMER DISCRETIONARY - 35.24%
               145,000       Alltrista Corp., 9.75% due 5/1/12                                               148,625
               255,000       Aztar Corp., 7.875% due 6/15/14                                                 270,938
               425,000       Central Garden & Pet Co., 9.125% due 2/1/13                                     439,875
                25,000       Fisher Communications, Inc., 8.625% due 9/15/14                                  26,000
                25,000       Ford Motor Credit Co., 5.80% due 1/12/09                                         22,852
               575,000       Ford Motor Credit Co., 7.375% due 10/28/09                                      531,987
               200,000       FTD, Inc., 7.75% due 2/15/14                                                    198,000
               425,000       General Motors Acceptance Corp., 6.875% due 8/28/12                             400,911
               235,000       GSC Holdings Corp.,  8.00% due 10/1/12                                          236,175
               325,000       Host Marriott LP, 9.25% due 10/1/07                                             336,781
               200,000       Inergy LP, 6.875% due 12/15/14                                                  187,000
               200,000       Interface, Inc., 9.50% due 2/1/14                                               219,750
               325,000       Interface, Inc., 10.375% due 2/1/10                                             337,188
               335,000       Isle of Capri Casinos, 7.00% due 3/1/14                                         317,831
                85,000       Mandalay Resort Group, 7.625% due 7/15/13                                        88,506
               340,000       Mandalay Resort Group, 10.25% due 8/1/07                                        338,300
               125,000       MGM Mirage, Inc., 8.375% due 2/1/11                                             128,750
               294,000       Mikohn Gaming Corp., 11.875% due 8/15/08                                        296,940
               225,000       Oxford Industries, Inc., 8.875% due 6/1/11                                      226,125
                85,000       Park Place Entertainment, 8.125% due 5/15/11                                     89,462
               125,000       Park Place Entertainment, 8.875% due 9/15/08                                    132,344
               250,000       Penn National Gaming, Inc., 6.75% due 3/1/15                                    234,375
               325,000       Phillips Van-Heusen, 7.75% due 11/15/23                                         325,812
               350,000       Pinnacle Entertainment, 8.25% due 3/15/12                                       352,625
               725,000       Rent-A-Center, Inc., 7.50% due 5/1/10                                           725,000
               110,000       Rent-Way, Inc., 11.875% due 6/15/10                                             113,712
               575,000       Royal Caribbean Cruises, 7.50% due 10/15/27                                     554,315
               800,000       Trump Entertainment Resorts, 8.50% due 6/1/15                                   773,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           8,053,179

AFBA 5STAR
HIGH YIELD FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

CONSUMER STAPLES - 5.36%
               200,000       Elizabeth Arden, Inc., 7.75% due 1/15/14                                   $    197,500
               125,000       Pilgrims Pride Corp., 9.25% due 11/15/13                                        125,312
               100,000       Purina Mills, Inc., 9.00% due 3/15/10 (b) (c)                                         -
                35,000       Rayovac Corp., 8.50% due 10/1/13                                                 30,100
               400,000       Rite Aid Corp., 7.50% due 1/15/15                                               386,000
               595,000       Spectrum Brands, Inc., 7.375% due 2/1/15                                        486,413
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,225,325
ENERGY - 7.97%
               175,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)                                   -
               460,000       Giant Industries, 8.00% due 5/15/14                                             456,550
               350,000       Premcor Refining Group, 7.50% due 6/15/15                                       361,845
               250,000       Premcor Refining Group, 9.25% due 2/1/10                                        266,160
                50,000       Premcor Refining Group, 9.50% due 2/1/13                                         54,686
                55,000       Swift Energy Co., 9.375% due 5/1/12                                              58,300
               600,000       United Refining Co., 10.50% due 8/15/12                                         624,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,821,541
HEALTHCARE - 4.33%
               325,000       Bausch & Lomb, Inc., 0.00% due 10/2/06 (f)                                            -
                60,000       Inverness Medical Innovations, 8.75% due 2/15/12                                 58,500
               900,000       Warner Chilcott Corp., 8.75% due 2/1/15                                         931,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                             990,000
INDUSTRIALS - 9.02%
               625,000       Allied Waste North America, 7.875% due 4/15/13                                  628,125
               100,000       Allied Waste North America, 9.25% due 9/1/12                                    106,500
               290,000       Greenbrier Companies, Inc., 8.375% due 5/15/15                                  297,613
               575,000       Iron Mountain, Inc., 7.75% due 1/15/15                                          552,000
               300,000       Iron Mountain, Inc., 8.625% due 4/1/13                                          301,500
               114,000       Mobile Mini, Inc., 9.50% due 7/1/13                                             122,550
                50,000       Pulte Homes, Inc., 8.125% due 3/1/11                                             52,975
               100,000       Williams Communication Group, Inc., 11.70% due 8/1/08 (b) (c)                         -
                50,000       Williams Communication Group, Inc., 11.875% due 8/1/10 (b) (c)                        -
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,061,263
INFORMATION TECHNOLOGY - 0.04%
                10,000       Lucent Technologies, Inc., 7.25% due 7/15/06                                     10,050
--------------------------------------------------------------------------------------------------------------------

MATERIALS - 1.27%
                90,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (b)                                11,250
               275,000       US Concrete, Inc., 8.375% due 4/1/14                                            279,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                             290,375
TELECOMMUNICATION SERVICES - 1.24%
               280,000       Rodgers Wireless, Inc., 7.50% due 3/15/15                                       284,200
--------------------------------------------------------------------------------------------------------------------


TOTAL CORPORATE BONDS                                                                                     14,735,933
--------------------------------------------------------------------------------------------------------------------
(COST $14,717,713)

AFBA 5STAR
HIGH YIELD FUND (continued)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SHARES OR
FACE AMOUNT                  COMPANY                                                                    MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS - 23.29%
CONSUMER DISCRETIONARY - 10.22%
               265,000       Best Buy, 2.25% due 1/15/22                                                $    328,269
               492,000       Exide Technologies, 2.90% due 12/15/05 (b) (c)                                        -
               550,000       Lions Gate Entertainment, 2.9375% due 10/15/24                                  513,563
               350,000       Lions Gate Entertainment, 4.875% due 12/15/10                                   571,375
               620,000       WMS Industries, 2.75% due 7/15/10                                               922,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,335,457
ENERGY - 0.21%
                49,000       Moran Energy, Inc., 8.75% due 1/15/08                                            48,265
--------------------------------------------------------------------------------------------------------------------

HEALTHCARE - 6.68%
               635,000       Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11                               1,005,681
               465,000       First Horizon Pharmaceuticals, 1.75% due 3/8/24                                 521,962
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,527,643
INDUSTRIALS - 3.14%
               735,000       JetBlue Airways Corp., 3.75% due 3/15/35                                        718,462
               132,000       OHM Corp., 8.00% due 10/1/06 (b) (c)                                                 13
--------------------------------------------------------------------------------------------------------------------
                                                                                                             718,475
INFORMATION TECHNOLOGY - 3.04%
               700,000       Fairchild Semiconductor, Inc., 5.00% due 11/1/08                                693,875
--------------------------------------------------------------------------------------------------------------------
                                                                                                             693,875

TOTAL CONVERTIBLE CORPORATE BONDS                                                                          5,323,715
--------------------------------------------------------------------------------------------------------------------
(COST $4,387,579)


MONEY MARKET ACCOUNT - 4.52%
             1,032,131       PNC Bank Money Market                                                         1,032,131
--------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                 1,032,131
--------------------------------------------------------------------------------------------------------------------
(COST $1,032,131)


TOTAL INVESTMENTS -96.97%                                                                                 22,165,074
--------------------------------------------------------------------------------------------------------------------
(COST $21,105,620)

Other assets in excess of liabilities  - 3.03%                                                               692,410
                                                                                                        ------------

TOTAL NET ASSETS - 100.00%                                                                              $ 22,857,484
                                                                                                        ============

--------------------------------------------------------------------------------
(a) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) - Security in default.
(c) - Security valued at fair value under procedures adopted by the Board of Directors.
(d) - Payment - in - Kind
(e) - Step-Up Bond
(f) - Escrow Notes issued to allocate future consent payments.
 *  - Non-income producing security.

AFBA 5STAR
LARGE CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2006

SHARES                               COMPANY                                                            MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.15%
CONSUMER DISCRETIONARY - 15.08%
                   7,000             eBay, Inc.*                                                         $   205,030
                   7,500             Harrah's Entertainment, Inc.                                            533,850
                  15,200             Marriott International, Inc.-Class A                                    579,424
                   5,700             Starwood Hotels & Resorts Worldwide, Inc.                               343,938
                  14,700             The Walt Disney Co.                                                     441,000
                  35,000             Time Warner, Inc.                                                       605,500
                  14,350             Viacom, Inc.*                                                           514,304
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,223,046

CONSUMER STAPLES - 6.08%
                  19,200             CVS Corp.                                                               589,440
                   5,700             PepsiCo, Inc.                                                           342,228
                   8,200             Walgreen Co.                                                            367,688
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,299,356

FINANCIAL -- 16.04%
                   8,500             American Express Co.                                                    452,370
                   3,700             Franklin Resources, Inc.                                                321,197
                   3,300             Legg Mason, Inc.                                                        328,416
                   9,400             Morgan Stanley                                                          594,174
                  11,500             Northern Trust Corp.                                                    635,950
                   9,400             Principal Financial Group, Inc.                                         523,110
                   8,000             T. Rowe Price Group, Inc.                                               302,480
                   1,800             The Goldman Sachs Group, Inc.                                           270,774
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,428,471

HEALTH CARE - 30.06%
                  14,100             Abbott Laboratories                                                     614,901
                  16,200             Baxter International, Inc.                                              595,512
                  18,000             Bayer AG (a)                                                            826,380
                  19,100             Boston Scientific Corp.*                                                321,644
                  13,600             C. R. Bard, Inc.                                                        996,336
                   9,000             Medco Health Solutions, Inc.*                                           515,520
                  14,500             MedImmune, Inc.*                                                        392,950
                   6,200             Quest Diagnostics, Inc.                                                 371,504
                  23,900             Schering-Plough Corp.                                                   454,817
                   9,400             St. Jude Medical, Inc.*                                                 304,748
                  16,700             Teva Pharmaceutical Industries, Ltd. (a)                                527,553
                  11,300             Wyeth                                                                   501,833
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,423,698

INDUSTRIALS - 7.80%

                   9,600             Automatic Data Processing, Inc.                                         435,360
                   6,900             FedEx Corp.                                                             806,334
                   9,421             First Data Corp.                                                        424,322
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,666,016

AFBA 5STAR
LARGE CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2006

SHARES                               COMPANY                                                            MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
INFORMATION  TECHNOLOGY - 20.09%
                  25,400             Altera Corp.*                                                       $   445,770
                   8,800             Analog Devices, Inc.                                                    282,832
                  18,800             Applied Materials, Inc.                                                 306,064
                  18,300             Cisco Systems, Inc.*                                                    357,399
                  28,700             Corning, Inc.*                                                          694,253
                  18,000             Expedia, Inc.*                                                          269,460
                  19,300             Intel Corp.                                                             365,735
                  16,700             Microsoft Corp.                                                         389,110
                  20,400             Motorola, Inc.                                                          411,060
                  24,700             Symantec Corp.*                                                         383,838
                  12,800             Texas Instruments, Inc.                                                 387,712
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,293,233

TOTAL COMMON STOCKS                                                                                       20,333,820
--------------------------------------------------------------------------------------------------------------------
(COST $18,235,903)


MONEY MARKET ACCOUNT -- 4.74%
               1,013,530             PNC Bank Money Market                                                 1,013,530
--------------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                                                 1,013,530
--------------------------------------------------------------------------------------------------------------------
(COST $1,013,530)


TOTAL INVESTMENTS -- 99.89%                                                                               21,347,350
--------------------------------------------------------------------------------------------------------------------
(COST $19,249,433)

Other assets in excess of liabilities--0.11%                                                                  23,486
                                                                                                         -----------


TOTAL NET ASSETS -- 100.00%                                                                              $21,370,836
                                                                                                         ===========

(A) AMERICAN DEPOSITORY RECEIPT.
 *  NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
USA GLOBAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2006

SHARES                               COMPANY                                                                 MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 89.92%
CONSUMER DISCRETIONARY - 11.70%
                  57,500     Gentex Corp.                                                                    $    805,000
                  13,600     Johnson Controls, Inc.                                                             1,118,192
                  10,500     Las Vegas Sands Corp.*                                                               817,530
                  32,000     McDonald's Corp.                                                                   1,075,200
                  18,700     Tiffany & Co.                                                                        617,474
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,433,396

CONSUMER STAPLES - 11.06%
                  13,000     Colgate-Palmolive Co.                                                                778,700
                  13,000     Kimberly-Clark Corp.                                                                 802,100
                  16,125     Procter & Gamble Co.                                                                 896,550
                  15,900     The Coca-Cola Co.                                                                    684,018
                  22,675     Wrigley, (Wm.) Jr. Co.                                                             1,028,538
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,189,906

ENERGY - 2.70%
                  13,800     Halliburton Co.                                                                    1,024,098
-------------------------------------------------------------------------------------------------------------------------

FINANCIALS - 4.90%
                  21,500     AFLAC, Inc.                                                                          996,525
                  14,600     American International Group, Inc.                                                   862,130
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,858,655

HEALTH CARE - 28.55%
                  28,400     Abbott Laboratories                                                                1,238,524
                  29,200     Baxter International, Inc.                                                         1,073,392
                  23,800     ev3, Inc.*                                                                           352,478
                  35,900     IMS Health, Inc.                                                                     963,915
                  12,200     Johnson & Johnson                                                                    731,024
                  18,800     Mentor Corp.                                                                         817,800
                  15,900     Millipore Corp.*                                                                   1,001,541
                  60,300     Schering-Plough Corp.                                                              1,147,509
                  14,100     Sigma-Aldrich Corp.                                                                1,024,224
                   7,200     Varian Medical Systems, Inc.*                                                        340,920
                  23,300     Waters Corp.*                                                                      1,034,520
                  24,600     Wyeth                                                                              1,092,486
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               10,818,333

INDUSTRIALS - 4.10%
                   3,700     Getty Images, Inc.*                                                                  234,987
                  26,800     Heidrick & Struggles International, Inc.*                                            906,912
                   7,600     Teleflex, Inc.                                                                       410,552
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,552,461

AFBA 5STAR
USA GLOBAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
June 30, 2006

SHARES                       COMPANY                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
 INFORMATION TECHNOLOGY - 26.91%
                  22,500     Analog Devices, Inc.                                                            $    723,150
                  41,430     Applied Materials, Inc.                                                              674,480
                  16,700     Cabot Microelectronics Corp.*                                                        506,177
                  36,400     Cisco Systems, Inc.*                                                                 710,892
                  25,900     Dolby Laboratories, Inc.*                                                            603,470
                  36,100     Entegris, Inc.*.                                                                     344,033
                  41,900     Fairchild Semiconductor International, Inc.*                                         761,323
                  12,900     FormFactor, Inc.*                                                                    575,727
                  32,500     Integrated Device Technology, Inc.*                                                  460,850
                  45,200     Intel Corp.                                                                          856,540
                  12,500     KLA-Tencor Corp.                                                                     519,625
                  40,300     Microsoft Corp.                                                                      938,990
                  14,600     Molex, Inc.                                                                          490,122
                  33,200     Motorola, Inc.                                                                       668,980
                  28,200     National Semiconductor Corp.                                                         672,570
                  47,800     Oracle Corp.*                                                                        692,622
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               10,199,551

TOTAL COMMON STOCKS                                                                                            34,076,390
-------------------------------------------------------------------------------------------------------------------------
(COST  $28,700,041)


MONEY MARKET ACCOUNT - 10.05%
               3,807,705     PNC Bank Money Market                                                              3,807,705
-------------------------------------------------------------------------------------------------------------------------



TOTAL MONEY MARKET ACCOUNT                                                                                      3,807,705
-------------------------------------------------------------------------------------------------------------------------
(COST  $3,807,705)



TOTAL INVESTMENTS -  99.97%                                                                                    37,884,095
-------------------------------------------------------------------------------------------------------------------------
(COST $32,507,746)


Other assets in excess of Liiabilities - 0.03%                                                                     11,394
                                                                                                             ------------

TOTAL NET ASSETS - 100.00%                                                                                   $ 37,895,489
                                                                                                             ============

*  NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006


SHARES                    COMPANY                              MARKET VALUE
---------------------------------------------------------------------------
COMON STOCKS - 98.17%
CONSUMER DISCRETIONARY -- 1.03%
               3,000      eBay, Inc. *                         $     87,870
---------------------------------------------------------------------------

HEALTH CARE -- 39.54%
               1,900      Abbott Laboratories                        82,859
              14,000      Align Technology, Inc.*                   103,460
               5,100      American Medical Systems
               5,100      Holdings, Inc.*                            84,915
               5,400      Amylin Pharmaceuticals, Inc.*             266,598
               3,700      AtheroGenics, Inc.*                        48,285
               2,700      Barr Pharmaceuticals, Inc.*               128,763
               2,100      Bayer AG (a)                               96,411
               4,100      Boston Scientific Corp.*                   69,044
               2,200      C. R. Bard, Inc.                          161,172
                          Charles River Laboratories
               3,700      International, Inc.*                      136,160
               1,800      Covance, Inc.*                            110,196
               9,200      ev3, Inc.*                                136,252
               1,400      Fisher Scientific
                          International, Inc.*                      102,270
               6,150      Immucor, Inc.*                            118,264
               6,800      IMS Health, Inc.                          182,580
               4,800      Medicis Pharmaceutical Corp.              115,200
               3,800      MedImmune, Inc.*                          102,980
               3,425      Mentor Corp.                              148,988
               1,300      Millipore Corp.*                           81,887
               3,000      Myogen, Inc.*                              87,000
                          Pharmaceutical Product
               3,200      Development, Inc.                         112,384
               8,100      QIAGEN N.V. *                             111,132
               4,800      Schering-Plough Corp.                      91,344
               2,400      Shire PLC (a)                             106,152
               1,300      Sigma-Aldrich Corp.                        94,432
               3,000      St. Jude Medical, Inc.*                    97,260
                          Teva Pharmaceutical Industries,
               2,500      Ltd. (a)                                   78,975
               2,300      Varian Medical Systems, Inc.*             108,905
               2,600      Waters Corp.*                             115,440
               2,400      Wyeth                                     106,584
---------------------------------------------------------------------------
                                                                  3,385,892

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

SHARES                    COMPANY                              MARKET VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIALS -- 1.99%
               7,600      Hewitt Associates, Inc.*             $    170,848
---------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 55.61%
               6,500      ADTRAN, Inc.                              145,795
               6,200      Altera Corp.*                             108,810
               3,000      Analog Devices, Inc.                       96,420
               6,500      Applied Materials, Inc.                   105,820
              13,500      BEA Systems, Inc.*                        176,715
               4,100      Cabot Microelectronics Corp.*             124,271
               4,700      Cadence Design Systems, Inc.*              80,605
               5,975      Cisco Systems, Inc.*                      116,692
               3,100      Citrix Systems, Inc.*                     124,434
               3,700      Cree, Inc.*                                87,912
               5,100      Corning, Inc.*                            123,369
               2,400      Dell, Inc.*                                58,584
               5,500      Dolby Laboratories, Inc.*                 128,150
              10,500      EMC Corp.*                                115,185
              10,300      Entegris, Inc.*                            98,159
               2,200      Equinix, Inc.*                            120,692
               5,500      Fairchild Semiconductor
                          International, Inc.*                       99,935
               2,800      F5 Networks, Inc. *                       149,744
               6,100      FileNET Corp.*                            164,273
               3,600      FormFactor, Inc.*                         160,668
               6,925      Intel Corp.                               131,229
               4,800      Jabil Circuit, Inc.*                      122,880
               3,500      Kronos, Inc.*                             126,735
               5,200      Manhattan Associates, Inc.*               105,508
               3,350      Maxim Integrated Products, Inc.           107,569
               2,650      Microchip Technology, Inc.                 88,907
               6,500      Microsoft Corp.                           151,450
               4,300      MKS Instruments, Inc.*                     86,516
               1,600      Molex, Inc.                                53,712
               6,500      Motorola, Inc.                            130,975
               3,000      National Instruments Corp.                 82,200
               6,700      Nokia Oyj (a)                             135,742
               4,700      Novellus Systems, Inc.*                   116,090
              13,000      Oracle Corp.*                             188,370
               7,600      PDF Solutions, Inc. *                      94,316
               2,800      Rackable Systems, Inc. *                  110,572
               5,000      Red Hat, Inc.*                            117,000
               6,400      Semtech Corp.*                             92,480
               8,700      Symantec Corp.*                           135,198
               3,600      Texas Instruments, Inc.                   109,044
               2,000      Trimble Navigation, Ltd.*                  89,280
---------------------------------------------------------------------------
                                                                  4,762,006

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

SHARES                    COMPANY                              MARKET VALUE
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $  8,406,616
---------------------------------------------------------------------------
(COST $7,684,691)

MONEY MARKET ACCOUNT -- 5.74%
             491,691      PNC Bank Money Market                     491,691
---------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                          491,691
---------------------------------------------------------------------------
(COST $491,691)

TOTAL INVESTMENTS --- 103.91%                                     8,898,307
---------------------------------------------------------------------------
(COST $8,176,382)

Liabilities in excess of other assets -- (3.91%)                   (335,199)
                                                               ------------
TOTAL NET ASSETS -- 100.00%                                    $  8,563,108
                                                               ============

(A) AMERICAN DEPOSITORY RECEIPT.
 *  NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SHARES                       COMPANY                                MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.76%
CONSUMER DISCRETIONARY - 25.19%
             135,800         Ameristar Casinos, Inc.                $  2,641,310
             215,800         Borders Group, Inc.                       3,983,668
              86,125         Central Garden & Pet Co.*                 3,707,681
              78,200         Christopher & Banks Corp.                 2,267,800
             137,307         GameStop Corp.*                           4,702,765
             162,900         Gentex Corp.                              2,280,600
             326,000         Lions Gate Entertainment Corp.*           2,787,300
             113,700         Orient-Express Hotel Ltd. - Class A       4,416,108
              81,200         Oxford Industries, Inc.                   3,200,092
              83,300         P.F. Chang's China Bistro, Inc.*          3,167,066
             123,700         Penn National Gaming, Inc.*               4,797,086
             148,600         Tuesday Morning Corp.                     1,954,090
              73,800         WCI Communties, Inc.*                     1,486,332
             115,100         Winnebago Industries, Inc.                3,572,704
             241,600         WMS Industries, Inc.*                     6,617,424
             122,900         Zale Corp.*                               2,960,661
--------------------------------------------------------------------------------
                                                                      54,542,687
FINANCIALS - 4.61%
             106,000         Boston Private Financial Holdings, Inc.   2,957,400
             118,450         Raymond James Financial, Inc.             3,585,482
             114,600         W.P. Stewart & Co., Ltd.                  1,744,212
              40,200         Wilmington Trust Corp.                    1,695,636
--------------------------------------------------------------------------------

                                                                       9,982,730
HEALTH CARE  - 24.49%
             321,400         Align Technology, Inc.*                   2,375,146
             186,900         American Medical Systems Holdings, Inc.*  3,111,885
             159,650         Amylin Pharmaceuticals, Inc.*             7,881,921
              86,100         Charles River Laboratories
                             International, Inc.*                      3,168,480
              78,800         Covance, Inc.*                            4,824,136
             236,900         ev3, Inc.*                                3,508,489
             211,550         Immucor, Inc.*                            4,068,106
             140,100         Medicis Pharmaceutical Corp. - Class A    3,362,400
             106,500         Mentor Corp.                              4,632,750
              83,200         Myogen, Inc.*                             2,412,800
             172,600         Pharmaceutical Product Development, Inc.  6,061,712
             122,600         PSS World Medical, Inc.*                  2,163,890
             147,900         Sciele Pharma, Inc.*                      3,429,801
              97,500         Wright Medical Group, Inc.*               2,040,675
--------------------------------------------------------------------------------
                                                                      53,042,191

AFBA 5STAR
SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006

SHARES                       COMPANY                                MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - 14.26%
              59,300         Bright Horizons Family
                             Solutions, Inc.*                       $  2,235,017
             282,400         Corinthian Colleges, Inc.*                4,055,264
             193,200         DeVry, Inc.*                              4,244,604
             203,300         Educate, Inc.*                            1,557,278
             120,200         FirstService Corp.*                       3,202,128
             142,500         Heidrick & Struggles
                             International, Inc.*                      4,822,200
              51,500         ITT Educational Services, Inc.*           3,389,215
             174,000         Korn/Ferry International *                3,408,660
             175,300         Navigant Consulting, Inc.*                3,970,545
--------------------------------------------------------------------------------
                                                                      30,884,911
INFORMATION TECHNOLOGY - 26.21%
             194,800         ADTRAN, Inc.                              4,369,364
             120,000         Cabot Microelectronics Corp.*             3,637,200
             162,800         Cree, Inc.*                               3,868,128
             180,100         Dolby Laboratories, Inc.*                 4,196,330
              52,000         Equinex, Inc.*                            2,852,720
             210,800         Fairchild Semiconductor
                             International, Inc.*                      3,830,236
             199,100         FileNET Corp.*                            5,361,763
              99,300         FormFactor, Inc.*                         4,431,759
              90,367         Kronos, Inc.*                             3,272,189
             174,100         Manhattan Associates, Inc.*               3,532,489
             357,800         Micrel, Inc.*                             3,581,578
             193,600         MKS Instruments, Inc.*                    3,895,232
             102,100         National Instruments Corp.                2,797,540
              78,500         Rackable Sysems, Inc.*                    3,099,965
             221,800         Semtech Corp.*                            3,205,010
              18,300         Trimble Navigation Ltd.*                    816,912
--------------------------------------------------------------------------------
                                                                      56,748,415

TOTAL COMMON STOCKS                                                  205,200,934
--------------------------------------------------------------------------------
(COST $186,413,009)

MONEY MARKET ACCOUNT - 5.95%
          12,874,947         PNC Bank Money Market                    12,874,947
--------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                            12,874,947
--------------------------------------------------------------------------------
 (COST $12,874,947)

TOTAL INVESTMENTS - 100.71%                                          218,075,881
--------------------------------------------------------------------------------
(COST $199,287,956)

Liabilities in excess of other assets - (0.71%)                       (1,539,416)
                                                                    ------------

TOTAL NET ASSETS - 100.00%                                          $216,536,465
                                                                    ============

* - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
MID CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SHARES                               COMPANY                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.59%
CONSUMER DISCRETIONARY - 27.54%
                     4,000           Abercrombie & Fitch Co.-Class A                           $    221,720
                     7,000           Autoliv, Inc.                                                  395,990
                     7,900           Barnes & Noble, Inc.                                           288,350
                     7,600           Boyd Gaming Corp.                                              306,736
                     6,700           Brunswick Corp.                                                222,775
                    10,800           Chico's FAS, Inc.*                                             291,384
                    44,700           EMI Group PLC (a)                                              502,254
                    30,800           Gentex Corp.                                                   431,200
                     4,900           Harrah's Entertainment, Inc.                                   348,782
                     8,800           LIFE TIME FITNESS, Inc.*                                       407,176
                     2,250           Mohawk Industries, Inc.*                                       158,288
                    11,200           Penn National Gaming, Inc.*                                    434,336
                    16,200           PetSmart, Inc.                                                 414,720
                     6,200           Polo Ralph Lauren Corp.                                        340,380
                     7,200           Royal Caribbean Cruises Ltd.                                   275,400
                    14,200           The Talbots, Inc.                                              261,990
                     9,500           Tiffany & Co.                                                  313,690
                    19,900           Urban Outfitters, Inc.*                                        348,051
                     8,000           Weight Watchers International, Inc.                            327,120
                     7,400           Williams-Sonoma, Inc.                                          251,970
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,542,312
FINANCIAL - 8.22%
                     8,300           A.G. Edwards, Inc.                                             459,156
                    22,800           Janus Capital Group, Inc.                                      408,120
                     3,000           Legg Mason, Inc.                                               298,560
                    11,476           Morningstar, Inc.*                                             476,024
                     8,200           T. Rowe Price Group, Inc.                                      310,042
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,951,902
HEALTH CARE -  28.29%
                    17,200           Amylin Pharmaceuticals, Inc.*                                  849,164
                    10,300           Barr Pharmaceuticals, Inc.*                                    491,207
                                     Charles River Laboratories
                    13,100           International, Inc.*                                           482,080
                    19,900           Endo Pharmaceuticals Holdings, Inc.*                           656,302
                                     Fisher Scientific International,
                     5,200           Inc.*                                                          379,860
                    22,700           IMS Health, Inc.                                               609,495
                    17,400           Medicis Pharmaceutical Corp.                                   417,600
                    15,700           MedImmune, Inc.*                                               425,470
                     5,200           Millipore Corp.*                                               327,548
                                     Pharmaceutical Product Development,
                    11,400           Inc.                                                           400,368
                    31,800           QIAGEN N.V. *                                                  436,296
                    11,000           Shire PLC (a)                                                  486,530
                     5,600           Sigma-Aldrich Corp.                                            406,784
                     7,925           Waters Corp.*                                                  351,870
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,720,574

AFBA 5STAR
MID CAP FUND (CONTINUED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SHARES                               COMPANY                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIALS - 9.29%
                    11,100           Career Education Corp.*                                   $    331,779
                     7,900           ChoicePoint, Inc.*                                             329,983
                    15,700           DeVry, Inc.*                                                   344,929
                    19,800           Hewitt Associates, Inc.*                                       445,104
                    13,900           Iron Mountain, Inc.*                                           519,582
                     5,500           Monster Worldwide, Inc.*                                       234,630
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,206,007
INFORMATION TECHNOLOGY - 22.25%
                    26,200           Altera Corp.*                                                  459,810
                    37,400           BEA Systems, Inc.*                                             489,566
                    12,700           Cadence Design Systems, Inc.*                                  217,805
                    10,200           CheckFree Corp.*                                               505,512
                    11,200           Citrix Systems, Inc.*                                          449,568
                     8,900           F5 Networks, Inc. *                                            475,972
                     2,900           Garmin Ltd.                                                    305,776
                    11,100           Jabil Circuit, Inc.                                            284,160
                     7,400           KLA-Tencor Corp.                                               307,618
                    14,300           National Semiconductor Corp.                                   341,055
                    19,000           Novellus Systems, Inc.*                                        469,300
                    19,200           Red Hat, Inc.*                                                 449,280
                     4,400           SanDisk Corp. *                                                224,312
                    21,200           Semtech Corp.*                                                 306,340
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,286,074


TOTAL COMMON STOCKS                                                                              22,706,869
-----------------------------------------------------------------------------------------------------------
(COST $20,753,510)

MONEY MARKET ACCOUNT - 4.38%
                 1,040,907           PNC Bank Money Market                                        1,040,907
-----------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                                        1,040,907
-----------------------------------------------------------------------------------------------------------
(COST $1,040,907)



TOTAL INVESTMENTS - 99.97%                                                                       23,747,776
-----------------------------------------------------------------------------------------------------------
(COST $21,794,417)

Other assets in excess of liabilities - 0.03%                                                         7,364
                                                                                               ------------


TOTAL NET ASSETS - 100.00%                                                                     $ 23,755,140
                                                                                               ============

(A) - AMERICAN DEPOSITORY RECEIPT
 *  - NON-INCOME PRODUCING SECURITY.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AFBA 5STAR FUND, INC.
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ ANDREW J. WELLE
                           -----------------------------------------------------
                           Andrew J. Welle, Serving in the Capacity of President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 25, 2006
         -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ANDREW J. WELLE
                           -----------------------------------------------------
                           Andrew J. Welle, Serving in the Capacity of President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 25, 2006
         -----------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL E. HOUCHINS
                           -----------------------------------------------------
                           Michael E. Houchins, Chief Financial Officer
                           (principal financial officer)

Date     AUGUST 25, 2006
         -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.